UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Phillips Financial Management, LLC
Address: 6920 Pointe Inverness Way, Suite 230
         Fort Wayne, IN  46804

13F File Number:  28-11590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeanine M. Herold
Title:     Chief Compliance Officer
Phone:     (260) 420-7732

Signature, Place, and Date of Signing:

      /s/  Jeanine M. Herold     Fort Wayne, IN     April 20, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $94,649 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                DJAIG CMDT ETN   06738C778      493    14352 SH       SOLE                        0        0    14352
GENERAL ELECTRIC CO            COM              369604103      211    19305 SH       SOLE                        0        0    19305
ISHARES INC                    MSCI PAC J IDX   464286665      550    20393 SH       SOLE                        0        0    20393
ISHARES S&P GSCI COMMODITY I   UNIT BEN INT     46428R107      572    21797 SH       SOLE                        0        0    21797
ISHARES TR                     BARCLYS US AGG B 464287226     2766    27542 SH       SOLE                        0        0    27542
ISHARES TR                     DJ SEL DIV INX   464287168      793    23734 SH       SOLE                        0        0    23734
ISHARES TR                     IBOXX INV CPBD   464287242     1107    11916 SH       SOLE                        0        0    11916
ISHARES TR                     MSCI EAFE IDX    464287465     8448   208392 SH       SOLE                        0        0   208392
ISHARES TR                     RUSL 2000 VALU   464287630      436    10153 SH       SOLE                        0        0    10153
ISHARES TR                     RUSSELL 1000     464287622     1556    33800 SH       SOLE                        0        0    33800
ISHARES TR                     RUSSELL MIDCAP   464287499     1563    26833 SH       SOLE                        0        0    26833
ISHARES TR                     RUSSELL1000VAL   464287598     1091    25229 SH       SOLE                        0        0    25229
ISHARES TR                     S&P 500 INDEX    464287200     9753   115485 SH       SOLE                        0        0   115485
ISHARES TR                     S&P 500 VALUE    464287408    10628   267633 SH       SOLE                        0        0   267633
ISHARES TR                     S&P EURO PLUS    464287861      558    20183 SH       SOLE                        0        0    20183
ISHARES TR                     S&P MIDCAP 400   464287507    13322   254534 SH       SOLE                        0        0   254534
ISHARES TR                     S&P MIDCP VALU   464287705      522    10952 SH       SOLE                        0        0    10952
ISHARES TR                     S&P SMLCAP 600   464287804      599    15076 SH       SOLE                        0        0    15076
ISHARES TR                     S&P SMLCP VALU   464287879     5655   132621 SH       SOLE                        0        0   132621
JPMORGAN CHASE & CO            COM              46625H100      757    25855 SH       SOLE                        0        0    25855
LINCOLN NATL CORP IND          COM              534187109      904   130973 SH       SOLE                        0        0   130973
SPDR INDEX SHS FDS             DJWS INTL REAL   78463X863      205     8609 SH       SOLE                        0        0     8609
SPDR INDEX SHS FDS             S&P WRLD EX US   78463X889      270    15870 SH       SOLE                        0        0    15870
SPDR TR                        UNIT SER 1       78462F103     1692    20078 SH       SOLE                        0        0    20078
ST DJ WS REIT ETF              COM              86330E604     4942   161389 SH       SOLE                        0        0   161389
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835     1163    15211 SH       SOLE                        0        0    15211
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     1742    45656 SH       SOLE                        0        0    45656
VANGUARD INDEX FDS             MID CAP ETF      922908629     3971    93529 SH       SOLE                        0        0    93529
VANGUARD INDEX FDS             REIT ETF         922908553     2061    73277 SH       SOLE                        0        0    73277
VANGUARD INDEX FDS             SM CP VAL ETF    922908611     2102    54965 SH       SOLE                        0        0    54965
VANGUARD INDEX FDS             STK MRK ETF      922908769      652    15499 SH       SOLE                        0        0    15499
VANGUARD INDEX FDS             VALUE ETF        922908744     2484    68408 SH       SOLE                        0        0    68408
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     3388   111104 SH       SOLE                        0        0   111104
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858      794    30435 SH       SOLE                        0        0    30435
VANGUARD INTL EQUITY INDEX F   EURPEAN ETF      922042874      935    27047 SH       SOLE                        0        0    27047
VANGUARD INTL EQUITY INDEX F   PACIFIC ETF      922042866      738    18452 SH       SOLE                        0        0    18452
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858     1299    52361 SH       SOLE                        0        0    52361
VANGUARD WORLD FD              MEGA CAP INDEX   921910873     2023    69056 SH       SOLE                        0        0    69056
VANGUARD WORLD FD              MEGA VALUE 300   921910840     1682    61925 SH       SOLE                        0        0    61925
WATERFURNACE RENWBL ENGY       COM              9415EQ108      222    11405 SH       SOLE                        0        0    11405